Long-Term Debt	12 Months Ended
Dec. 31, 2015
Long-Term Debt
(12)	Long-Term Debt

The following table summarizes the carrying value of long-term debt, as of the dates indicated:

	December 31,
(in millions)	2015	2014
8.15% surplus note, due June 26, 2032, payable to NFS	$300	$300
7.50% surplus note, due December 17, 2031, payable to NFS	300	300
6.75% surplus note, due December 23, 2033, payable to NFS	100	100
Other	7	9

Total long-term debt	$707	$709

The Company made interest payments to NFS on surplus notes totaling $54 million for the years ended December 31, 2015, 2014 and 2013. Payments of interest and principal under the notes require the prior approval of the ODI.